Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Alberta [Member]
Disclosure of income taxes [line items]
Provincial corporate tax rate		8.00%	12.00%
Reduction in provincial corporate tax rate enacted period		4 years
Deferred tax (expense) recovery	$ 663
Internal Restructuring [Member]
Disclosure of income taxes [line items]
Deferred tax (expense) recovery	$ 387	$ 387